TAXES ON INCOME (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carry forward	$ 52,035	$ 50,413
Reserves and allowances	7,016	8,283
Net deferred tax assets before valuation allowance	59,051	58,696
Valuation allowance	(53,865)	(53,496)
Deferred Tax Assets	5,186	5,200
Short-term deferred tax asset	1,621	2,600
Long-term deferred tax asset	3,565	2,600
Domestic Tax Authority [Member]
Deferred tax assets:
Short-term deferred tax asset	1,157	1,857
Long-term deferred tax asset	2,547	1,857
Deferred tax asset	3,704	3,714
Foreign Tax Authority [Member]
Deferred tax assets:
Short-term deferred tax asset	463	743
Long-term deferred tax asset	1,019	743
Deferred tax asset	$ 1,482	$ 1,486